SHARE-BASED PAYMENTS - Narrative (Details)	12 Months Ended
	Mar. 31, 2023 numberOfCategories $ / shares shares	Mar. 31, 2022 $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of categories | numberOfCategories	2
Exercisable options (in years)	4 years
Number of shares (in shares) | shares	9,054,276	9,936,443
Weighted average market share price for stock options (in dollars per share) | $ / shares	$ 31.95	$ 38.13
Number of trading days (in days)	20 days
Vesting period (in years)	3 years
Shares vested and outstanding, granted under previous plans (in shares) | shares	850,393	922,665
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercisable options (in years)	7 years
Stock option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of stock options (in dollars per share) | $ / shares	$ 10.85	$ 11.53
Stock purchase plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employer matching contribution, matching, percentage	50.00%
Employer matching contribution, percent of employees' gross pay (in percent)	3.00%
Performance share unit (PSU) plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement (in percent)	200.00%
Performance share unit (PSU) plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement (in percent)	0.00%